License agreements - License agreement with Belgian Nuclear Research Centre (Details) - Jun. 30, 2021 - Belgian Nuclear Research Centre (“SCK-CEN”) - License agreement	USD ($)	EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments	$ 125,000	€ 110,000
Aggregate minimum royalty payments	$ 8,100,000	7,120,000
Term of agreement	8 years
Aggregate minimum royalty payments		€ 6,300,000